CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Summary of Reconciliation of Cash, Cash Equivalents, and Restricted Cash) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Unrestricted cash and cash equivalents	¥ 196,900	$ 28,359	¥ 246,303		¥ 180,285
Restricted cash	2,350	338	2,050		2,048
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	¥ 199,250	$ 28,697	¥ 248,353	$ 35,770	¥ 182,333	¥ 101,202